INVENTORY (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORY [Abstract]
Schedule of Inventory

	December 31,	December 31,
As at	2018	2017
Natural gas held in storage	$418.0	$133.9
Materials and supplies	53.3	32.3
Renewable energy credits and emission compliance instruments	38.2	28.4
Other inventory	6.4	6.5
	$515.9	$201.1